DERIVATIVE FINANCIAL INSTRUMENTS - Detail Pre-tax Amounts Reclassified from Accumulated Other Comprehensive Loss into Earnings for Active Derivative Financial Instruments (Detail) - Cash Flow Hedges - USD ($)
$ in Millions
		12 Months Ended
		Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months		$ 12.6
Gain (Loss) reclassified from OCI to income (Effective Portion)		7.5	$ 11.7	$ 2.9
Interest Rate Contracts | Interest expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recorded in OCI		34.3
Gain (Loss) reclassified from OCI to income (Effective Portion)		0.0
Gain (Loss) recognized in income (Ineffective Portion)		0.0
Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recorded in OCI		(40.6)	(5.1)
Gain (Loss) recognized in income (Ineffective Portion)	[1]	0.0	0.0
Foreign Exchange Contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) reclassified from OCI to income (Effective Portion)		$ (0.2)	$ (3.4)

[1]	* Includes ineffective portion and amount excluded from effectiveness testing on derivatives.